Summary of Other Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating leases, Right-of-use assets, net	$ 767,382
Weighted average remaining lease term, in years	5 years
Weighted Average Discount Rate	5.00%
Operating lease liabilities (current)	$ 168,482
Operating lease liabilities (long-term)	598,900
Operating Lease, Liability, Total	$ 767,382